Shareholders' equity - Summary of Potentially Diluted Shares (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	1,771,470	1,741,389
DSU
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	236,442	172,086
PSU
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	688,300	499,800
RSU
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	465,042	607,157
Stock options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	381,686	462,346